Voya Index Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.0%
38,013	Vanguard S&P 500 ETF	$14,992,327	2.0
578,850	Xtrackers USD High Yield Corporate Bond ETF	23,200,308	3.0

	Total Exchange-Traded Funds
	(Cost $36,858,401)	38,192,635	5.0

MUTUAL FUNDS: 94.9%
	Affiliated Investment Companies: 94.9%
5,051,378	Voya Emerging Markets Index Portfolio - Class P2	68,951,306	9.1
12,769,411	Voya International Index Portfolio - Class P2	151,189,828	19.9
3,808,353	Voya Russell Mid Cap Index Portfolio - Class P2	52,707,607	7.0
2,141,004	Voya Russell Small Cap Index Portfolio - Class P2	37,596,030	5.0
6,462,764	Voya U.S. Bond Index Portfolio - Class P2	69,862,478	9.2
16,904,507	Voya U.S. Stock Index Portfolio - Class P2	338,766,327	44.7

	Total Mutual Funds
	(Cost $640,619,144)	719,073,576	94.9

	Total Investments in Securities (Cost $677,477,545)	$757,266,211	99.9
	Assets in Excess of Other Liabilities	398,615	0.1
	Net Assets	$757,664,826	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$38,192,635	$–	$–	$38,192,635
Mutual Funds	719,073,576	–	–	719,073,576
Total Investments, at fair value	$757,266,211	$–	$–	$757,266,211

Voya Index Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 09/30/2021	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$60,972,646	$34,604,364	$(19,491,598)	$(7,134,106)	$68,951,306	$780,862	$5,029,319	$-
Voya International Index Portfolio - Class P2	125,873,091	23,157,052	(4,463,499)	6,623,184	151,189,828	2,957,150	481,534	-
Voya Russell Mid Cap Index Portfolio - Class P2	25,327,314	30,658,757	(2,267,748)	(1,010,716)	52,707,607	511,050	(126,381)	4,498,760
Voya Russell Small Cap Index Portfolio - Class P2	26,571,124	20,203,027	(8,688,583)	(489,538)	37,596,030	286,611	3,628,782	-
Voya U.S. Bond Index Portfolio - Class P2	56,839,731	18,300,099	(2,346,553)	(2,930,799)	69,862,478	1,218,876	107,222	772,595
Voya U.S. Stock Index Portfolio - Class P2	314,484,448	84,795,998	(60,346,224)	(167,895)	338,766,327	-	17,179,428	30,101,893
	$610,068,354	$211,719,297	$(97,604,205)	$(5,109,870)	$719,073,576	$5,754,549	$26,299,902	$35,373,248

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $681,342,899.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$81,441,456
Gross Unrealized Depreciation	(5,518,144)
Net Unrealized Appreciation	$75,923,312